Document And Entity Information	Apr. 27, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 27, 2026
Entity Registrant Name	CCC Intelligent Solutions Holdings Inc.
Entity Central Index Key	0001818201
Entity Emerging Growth Company	false
Entity File Number	001-39447
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1546280
Entity Address, Address Line One	167 N. Green Street, 9th Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	(800)
Local Phone Number	621-8070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CCC
Security Exchange Name	NASDAQ
Amendment Description	On April 30, 2026, the Company filed a Current Report on Form 8-K disclosing that Brian Herb, the Company’s Executive Vice President, Chief Financial and Administrative Officer, had notified the Company that he will resign effective May 25, 2026 (the “Effective Date”), and that Rodney Christo, the Company’s current Senior Vice President, Finance and Chief Accounting Officer, would be appointed Interim Chief Financial Officer effective as of the Effective Date, and would serve as the Company’s principal financial officer while continuing to serve as Chief Accounting Officer. The Company is filing this Current Report on Form 8-K/A as an amendment to the aforementioned Form 8-K to disclose the details of compensation arrangements entered into with Mr. Christo in connection with his appointment to the position of Interim Chief Financial Officer, which were not determined at the time of the previous filing.